Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001687277
Document Type	F-1
Entity Registrant Name	ReTo Eco-Solutions, Inc.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	X-702, Tower A, 60 Anli Road
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100101
City Area Code	(+86)
Local Phone Number	10-64827328
Entity Emerging Growth Company	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	25 Robert Pitt Dr.
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Monsey
Entity Address, Postal Zip Code	10952
City Area Code	(888)
Local Phone Number	528-2677
Contact Personnel Name	Vcorp Agent Services, Inc.
Entity Address, State or Province	NY